Share-Based Payment Transactions (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2017 $ / shares shares	May 31, 2017 $ / shares shares	Mar. 31, 2017 Number / Employees $ / shares shares	May 31, 2016 shares	May 26, 2016 Number / Advisers $ / shares shares	Feb. 29, 2016 Number / Employees Number / SeniorOfficer $ / shares shares	Oct. 31, 2015 Number / Employees $ / shares shares	Mar. 19, 2015 Number / Employees Number / SeniorOfficer $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares		60,000	210,000	74,000	20,000	160,000	200,000	40,000
Exercise price of per shares | $ / shares		$ 3.393	$ 3.662		$ 5.376	$ 4.317	$ 3.573	$ 8.118		$ 2.513	$ 20.65	$ 20.65
Grant period		48 months	48 months		4 years	4 years	3 years	4 years
Number of employees | Number / Employees			3			3	1	3
Number of senior officer | Number / SeniorOfficer						1		1
Term of options							10 years
Issuance of ordinary shares				37,000
Issuance of addition ordinary shares				37,000
Share based payment expenses | $									$ 196		$ 322
Number of advisers | Number / Advisers					1
weighted average remaining contractual life										8 years 4 months 17 days	5 years 10 months 10 days	4 years 8 months 2 days
Top of Range [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares					20,000
Employees [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares	460,000
Exercise price of per shares | $ / shares	$ 2.513
Grant period	48 months
Directors [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares	240,000
Exercise price of per shares | $ / shares	$ 2.926
Grant period	48 months